Research and development expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Research and development expenses

Note 8. Research and development expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Staff costs	(186,772)	(244,134)
IT and software expenses	(59,449)	(19,741)
Professional services	(14,401)	(19,284)
Depreciation and amortization	(54,661)	(62,086)
Other	(14,542)	(3,809)
Total research and development expenses	(329,825)	(349,054)

Depreciation and impairment allocated to research and development expenses relate to property and equipment utilized by research and development functions.